N-6	May 01, 2025 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	Principal National Life Insurance Co Variable Life Separate Account
Entity Central Index Key	0001526622
Entity Investment Company Type	N-6
Document Period End Date	May 01, 2025
Amendment Flag	false
Item 2. Key Information [Line Items]
Item 4. Fee Table [Text Block]
SUMMARY: FEE TABLES
•The table titled “Transaction Fees for Policy Dates on or after October 1, 2021” is re-titled “Transaction Fees for Policy Dates from October 1, 2021, through March 1, 2026”.
•The following new table describing transaction fees for Policy Dates on or after March 2, 2026, is added:

Transaction Fees for Policy Dates on or after March 2, 2026
Charge	When Charge is Deducted	Amount Deducted
Sales Charge(1)	upon receipt of premium
Maximum		6.75% of premium paid(2)
Current		3.25% of premium paid(2)
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Transaction Fee for Unscheduled Partial Surrender	from each unscheduled partial surrender after the second unscheduled partial surrender in a Policy Year
Maximum		The lesser of $25.00 or 2% of the amount surrendered
Current		The lesser of $25.00 or 2% of the amount surrendered
Transfer Fee for Unscheduled Division Transfer(3)	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Month
Maximum		$25 per unscheduled transfer
Current		None
Optional Insurance Benefits
Life Paid-Up Rider	on the date rider benefit begins
Maximum (if Policy is issued with the guideline premium/cash value corridor test)(4)		7.50% of Policy Value
Maximum (if the Policy is issued with the cash value accumulation test)(4)		13.50% of Policy Value
Current (if Policy is issued with the guideline premium/cash value corridor test)(4)		5.50% of Policy Value
Current (if the Policy is issued with the cash value accumulation test)(4)		7.50% of Policy Value

(1)The sales charge varies over time and also varies with the existence of the Supplemental Benefit Rider, as described in CHARGES AND DEDUCTIONS - Premium Expense Charge.
(2)Premium paid up to Target Premium. The maximum sales charge on premium paid in excess of Target Premium is 3.00% for Policy Dates before October 1, 2021, 3.75% for Policy Dates from October 1, 2021 – March 1, 2026 and 6.75% for Policy Dates on or after March 2, 2026.
(3)In addition to the fees shown, additional transfer fees or restrictions may be imposed by federal regulators, state regulators and/or sponsors of the underlying mutual funds. See GENERAL DESCRIPTION OF THE POLICY.
(4)For more information regarding the guideline premium/cash value corridor test and the cash value accumulation test, see DEATH BENEFITS AND POLICY VALUES - IRS Definition of Life Insurance.
•The table titled “Periodic Charges Other Than Annual Underlying Mutual Fund Expenses For Policy Dates on or after October 1, 2021” is re-titled “Periodic Charges Other Than Annual Underlying Mutual Fund Expenses For Policy Dates from October 1, 2021, through March 1, 2026”.
•The following new table describing periodic charges for Policy Dates on or after March 2, 2026, is added:

Periodic Charges Other Than Annual Underlying Mutual Fund Expenses For Policy Dates on or after March 2, 2026
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(1)	monthly
Maximum		$83.33333 per $1,000 of Net Amount at Risk
Minimum		0.00585 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		0.01455 per $1,000 of Net Amount at Risk
Asset Based Charge for Base Face Amount(5) Policy without Enhanced Cash Surrender Value Rider	monthly
Maximum		0.90% of Division value per year
Current Charge		0.30% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.20 charge multiplier for 25% Enhancement Factor option)
Maximum		0.90% of Division value per year
Current Charge		0.36% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.45 charge multiplier for 50% Enhancement Factor option)
Maximum		0.90% of Division value per year
Current		0.44% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.65 charge multiplier for 75% Enhancement Factor option)
Maximum		0.90% of Division value per year
Current		0.50% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.80 charge multiplier for 100% Enhancement Factor option)
Maximum		0.90% of Division value per year
Current		0.54% of Division value per year
Monthly Policy Issue Charge(1)	monthly
Policy without Supplemental Benefit Rider
Maximum		$1.08418 per $1,000 of Total Face Amount
Minimum		$0.05467 per $1,000 of Total Face Amount
Maximum Charge for Representative Insured(2)		0.06000 per $1,000 of Total Face Amount
Policy with Supplemental Benefit Rider
Maximum		$1.08418 per $1,000 of Total Face Amount
Minimum		$0.00547 per $1,000 of Total Face Amount

Maximum Charge for Representative Insured(2)		$0.04800 per $1,000 of Total Face Amount
Net Policy Loan Charge(3)	annually (accrued daily)
Maximum		1.0% of Loan Indebtedness per year(4)
Current		1.0% of Loan Indebtedness per year(4)
Optional Insurance Benefits
Supplemental Benefit Rider	monthly
Asset Based Charge for Supplement Benefit Rider Face Amount(5)

Policy without Enhanced Cash Surrender Value Rider
Maximum		0.90% of Division value per year
Current		0.15% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.20 charge multiplier for 25% Enhancement Factor option)
Maximum		0.90% of Division value per year
Current		0.18% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.45 charge multiplier for 50% Enhancement Factor option)
Maximum		0.90% of Division value per year
Current		0.22% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.65 charge multiplier for 75% Enhancement Factor option)
Maximum		0.90% of Division value per year
Current		0.25% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.80 charge multiplier for 100% Enhancement Factor option)
Maximum		0.90% of Division value per year
Current		0.27% of Division value per year
Cost of Supplemental Insurance Charge(1)
Maximum		$83.33333 per $1,000 of Net Amount at Risk
Minimum		$0.00374 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.00873 per $1,000 of Net Amount at Risk
(1)This charge varies based on individual characteristics, within the minimum and maximum shown. As a result, the current charge shown in the table may not be representative of the charge that you will pay. To obtain more information about the charge that would apply to you, contact your registered representative or call 1-800-247-9988 and request personalized illustrations.
(2)Current charges reflect the charges in effect as of the date of this prospectus supplement for a Representative Insured, which is a 45 year-old male with a risk classification of preferred non-tobacco for Policy Year one.
(3)The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.
(4)This charge decreases after Policy Year ten.
(5)For Policies issued on or after March 2, 2026, if you elect the Enhanced Cash Surrender Value Rider, the current asset based charge(s) under your Policy will be increased by a designated multiplier, which varies based on the applicable Enhancement Factor option, subject to a maximum charge of 0.90% of Division value per year. The multiplier will be applied to the asset based charge for the proportionate Base Face Amount and, if elected, the Supplemental Benefit Rider. A higher Enhancement Factor will generally result in higher asset based charges compared to a lower Enhancement Factor. In no case will a multiplier result in a current asset-based charge greater than the maximum charge. There is no multiplier to the asset based charge(s) if the Enhanced Cash Surrender Value Rider has not been elected. For details, see CHARGES AND DEDUCTIONS – Monthly Policy Charge.

Sales Load, Description [Text Block]	Sales Charge(1)
Sales Load, When Deducted [Text Block]	upon receipt of premium
Sales Load (of Premium Payments), Maximum [Percent]	6.75%
Sales Load (of Premium Payments), Current [Percent]	3.25%
Sales Load, Footnotes [Text Block]	The sales charge varies over time and also varies with the existence of the Supplemental Benefit Rider, as described in CHARGES AND DEDUCTIONS - Premium Expense Charge.Premium paid up to Target Premium. The maximum sales charge on premium paid in excess of Target Premium is 3.00% for Policy Dates before October 1, 2021, 3.75% for Policy Dates from October 1, 2021 – March 1, 2026 and 6.75% for Policy Dates on or after March 2, 2026. This charge varies based on individual characteristics, within the minimum and maximum shown. As a result, the current charge shown in the table may not be representative of the charge that you will pay. To obtain more information about the charge that would apply to you, contact your registered representative or call 1-800-247-9988 and request personalized illustrations.Current charges reflect the charges in effect as of the date of this prospectus supplement for a Representative Insured, which is a 45 year-old male with a risk classification of preferred non-tobacco for Policy Year one.
Premium Taxes, Description [Text Block]	Taxes (federal, state and local)
Premium Taxes, When Deducted [Text Block]	upon receipt of premium
Premium Taxes (of Premium Payments), Maximum [Percent]	3.25%
Premium Taxes (of Premium Payments), Current [Percent]	3.25%
Other Surrender Fees, Description [Text Block]	Transaction Fee for Unscheduled Partial Surrender
Other Surrender Fees, When Deducted [Text Block]	from each unscheduled partial surrender after the second unscheduled partial surrender in a Policy Year
Other Surrender Fees, Maximum [Dollars]	$ 25.00
Other Surrender Fees, Current [Dollars]	$ 25.00
Other Surrender Fees (of Other Amount), Maximum [Percent]	2.00%
Other Surrender Fees (of Other Amount), Current [Percent]	2.00%
Transfer Fees, Description [Text Block]	Transfer Fee for Unscheduled Division Transfer(3)
Transfer Fees, When Deducted [Text Block]	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Month
Transfer Fee, Maximum [Dollars]	$ 25
Transfer Fee, Current [Dollars]	$ 0
Transfer Fee, Footnotes [Text Block]	In addition to the fees shown, additional transfer fees or restrictions may be imposed by federal regulators, state regulators and/or sponsors of the underlying mutual funds. See GENERAL DESCRIPTION OF THE POLICY.
Periodic Charges [Table Text Block]
(1)This charge varies based on individual characteristics, within the minimum and maximum shown. As a result, the current charge shown in the table may not be representative of the charge that you will pay. To obtain more information about the charge that would apply to you, contact your registered representative or call 1-800-247-9988 and request personalized illustrations.
(2)Current charges reflect the charges in effect as of the date of this prospectus supplement for a Representative Insured, which is a 45 year-old male with a risk classification of preferred non-tobacco for Policy Year one.
(3)The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.
(4)This charge decreases after Policy Year ten.
(5)For Policies issued on or after March 2, 2026, if you elect the Enhanced Cash Surrender Value Rider, the current asset based charge(s) under your Policy will be increased by a designated multiplier, which varies based on the applicable Enhancement Factor option, subject to a maximum charge of 0.90% of Division value per year. The multiplier will be applied to the asset based charge for the proportionate Base Face Amount and, if elected, the Supplemental Benefit Rider. A higher Enhancement Factor will generally result in higher asset based charges compared to a lower Enhancement Factor. In no case will a multiplier result in a current asset-based charge greater than the maximum charge. There is no multiplier to the asset based charge(s) if the Enhanced Cash Surrender Value Rider has not been elected. For details, see CHARGES AND DEDUCTIONS – Monthly Policy Charge.

Insurance Cost, Description [Text Block]	Cost of Insurance(1)
Insurance Cost, When Deducted [Text Block]	monthly
Insurance Cost, Representative Investor [Text Block]	Maximum Charge for Representative Insured(2)
Insurance Cost, Maximum [Dollars]	$ 83.33333
Insurance Cost, Minimum [Dollars]	$ 0.00585
Insurance Cost, Footnotes [Text Block]	This charge varies based on individual characteristics, within the minimum and maximum shown. As a result, the current charge shown in the table may not be representative of the charge that you will pay. To obtain more information about the charge that would apply to you, contact your registered representative or call 1-800-247-9988 and request personalized illustrations.For Policies issued on or after March 2, 2026, if you elect the Enhanced Cash Surrender Value Rider, the current asset based charge(s) under your Policy will be increased by a designated multiplier, which varies based on the applicable Enhancement Factor option, subject to a maximum charge of 0.90% of Division value per year. The multiplier will be applied to the asset based charge for the proportionate Base Face Amount and, if elected, the Supplemental Benefit Rider. A higher Enhancement Factor will generally result in higher asset based charges compared to a lower Enhancement Factor. In no case will a multiplier result in a current asset-based charge greater than the maximum charge. There is no multiplier to the asset based charge(s) if the Enhanced Cash Surrender Value Rider has not been elected. For details, see CHARGES AND DEDUCTIONS – Monthly Policy Charge.
Optional Benefit Expense, Footnotes [Text Block]	This charge varies based on individual characteristics, within the minimum and maximum shown. As a result, the current charge shown in the table may not be representative of the charge that you will pay. To obtain more information about the charge that would apply to you, contact your registered representative or call 1-800-247-9988 and request personalized illustrations.Current charges reflect the charges in effect as of the date of this prospectus supplement for a Representative Insured, which is a 45 year-old male with a risk classification of preferred non-tobacco for Policy Year one.
Other Annual Expense, Footnotes [Text Block]	This charge varies based on individual characteristics, within the minimum and maximum shown. As a result, the current charge shown in the table may not be representative of the charge that you will pay. To obtain more information about the charge that would apply to you, contact your registered representative or call 1-800-247-9988 and request personalized illustrations.Current charges reflect the charges in effect as of the date of this prospectus supplement for a Representative Insured, which is a 45 year-old male with a risk classification of preferred non-tobacco for Policy Year one.
Item 10. Standard Death Benefits (N-6) [Table Text Block]
DEATH BENEFITS AND POLICY VALUES
•Under Death Benefit Options, in the last paragraph of the example, the following text is deleted: “(in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date)”.
•Under IRS Definition of Life Insurance, after the second table, the following text is deleted: “(in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date)”.
Standard Death Benefit [Text Block]	Under Death Benefit Options, in the last paragraph of the example, the following text is deleted: “(in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date)”. •Under IRS Definition of Life Insurance, after the second table, the following text is deleted: “(in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date)”.
Item 11. Other Benefits Available (N-6) [Text Block]
OPTIONAL BENEFITS UNDER THE POLICY
•In the benefit table, the rows for the Enhanced Cash Surrender Value Rider and Supplemental Benefit Rider are replaced with the following:

Optional Benefit/Rider	Purpose	Standard/ Optional	Charge	Other Restrictions/Limitations
Enhanced Cash Surrender Value Rider	If you surrender a Policy in full, we will pay an amount in addition to the Net Policy Value	Optional
Yes. There is no initial cost to purchase the Enhanced Cash Surrender Value Rider. However, Your Policy Value will be impacted if a higher current asset based charge is deducted from your Policy Value.

Underwriting guidelines and plan premium levels determine availability to select the enhanced cash surrender options. Contact your registered representative for more information.
Election will generally result in higher asset based charges.

Supplemental Benefit Rider	Provides additional insurance (Total Face Amount) at a reduced cost	Optional	Yes
Our approval, under our then current underwriting guidelines, is required to add this rider. The supplemental cost of insurance rate applies. For Policy Dates on or after March 2, 2026, Supplemental Benefit Rider asset based charges also apply.

•Under the subsection Enhanced Cash Surrender Value Rider, the last three paragraphs (including the Additional Amount table) are replaced with the following:
The Enhanced Cash Surrender Value Rider benefit is equal to the additional amount shown in the applicable table below, multiplied by the Enhancement Factor. There are four Enhancement Factor options available - 25%, 50%, 75%, or 100%. Underwriting guidelines and plan premium levels determine availability to select these options. Higher Enhancement Factors are available for relatively larger plan premium levels. Contact your registered representative for more information.

Benefits Available [Table Text Block]

Optional Benefit/Rider	Purpose	Standard/ Optional	Charge	Other Restrictions/Limitations
Enhanced Cash Surrender Value Rider	If you surrender a Policy in full, we will pay an amount in addition to the Net Policy Value	Optional
Yes. There is no initial cost to purchase the Enhanced Cash Surrender Value Rider. However, Your Policy Value will be impacted if a higher current asset based charge is deducted from your Policy Value.

Underwriting guidelines and plan premium levels determine availability to select the enhanced cash surrender options. Contact your registered representative for more information.
Election will generally result in higher asset based charges.

Supplemental Benefit Rider	Provides additional insurance (Total Face Amount) at a reduced cost	Optional	Yes
Our approval, under our then current underwriting guidelines, is required to add this rider. The supplemental cost of insurance rate applies. For Policy Dates on or after March 2, 2026, Supplemental Benefit Rider asset based charges also apply.

Benefits Description [Table Text Block]	Under the subsection Enhanced Cash Surrender Value Rider, the last three paragraphs (including the Additional Amount table) are replaced with the following:
The Enhanced Cash Surrender Value Rider benefit is equal to the additional amount shown in the applicable table below, multiplied by the Enhancement Factor. There are four Enhancement Factor options available - 25%, 50%, 75%, or 100%. Underwriting guidelines and plan premium levels determine availability to select these options. Higher Enhancement Factors are available for relatively larger plan premium levels. Contact your registered representative for more information.
For Policy Dates before March 2, 2026*

Policy Year of Surrender	Additional Amount
1	8.15% of premium received since issue less partial surrenders
2	9.50% of premium received since issue less partial surrenders
3	9.40% of premium received since issue less partial surrenders
4	9.00% of premium received since issue less partial surrenders
5	8.40% of premium received since issue less partial surrenders
6	7.50% of premium received since issue less partial surrenders
7	6.50% of premium received since issue less partial surrenders
8	5.50% of premium received since issue less partial surrenders
9	4.75% of premium received since issue less partial surrenders
10	4.00% of premium received since issue less partial surrenders
11	3.00% of premium received since issue less partial surrenders
12	2.00% of premium received since issue less partial surrenders
13	0.90% of premium received since issue less partial surrenders
14+	0.00% of premium received since issue less partial surrenders
*There is no initial cost to purchase this rider, however, your Policy Value will be impacted because a higher current asset based charge will be deducted from your Policy Value with 100% Enhancement Factor as compared to a Policy issued without this rider. This higher current asset based charge will continue even if this rider terminates.

For Policy Dates on or after March 2, 2026**

Policy Year of Surrender	Additional Amount
1	8.00% of premium received since issue less partial surrenders
2	7.20% of premium received since issue less partial surrenders
3	6.50% of premium received since issue less partial surrenders
4	5.75% of premium received since issue less partial surrenders
5	5.10% of premium received since issue less partial surrenders
6	4.50% of premium received since issue less partial surrenders
7	3.90% of premium received since issue less partial surrenders
8	2.95% of premium received since issue less partial surrenders
9	1.90% of premium received since issue less partial surrenders
10	0.90% of premium received since issue less partial surrenders
11	0.00% of premium received since issue less partial surrenders
12	0.00% of premium received since issue less partial surrenders
13	0.00% of premium received since issue less partial surrenders
14+	0.00% of premium received since issue less partial surrenders
**There is no initial cost to purchase this rider, however, the current asset based charge(s) under the Policy will be increased, subject to a maximum charge of 0.90% of Division value per year, based on a designated multiplier, which varies based on the applicable Enhancement Factor option. The multiplier will be applied to the asset based charge for the proportionate Base Face Amount and, if elected, the Supplemental Benefit Rider. The higher current asset based charge(s) will continue even if this rider terminates.
Life Paid-Up (Overloan Protection) [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Life Paid-Up Rider
Other Transaction Fee, When Deducted [Text Block]	on the date rider benefit begins
Life Paid-Up Issued With Guideline Premium Cash Value Corridor Test [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Current [Percent]	5.50%
Other Transaction Fee (of Other Amount), Maximum [Percent]	7.50%
Life Paid-Up Issued With Cash Value Accumulation Test [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Current [Percent]	7.50%
Other Transaction Fee (of Other Amount), Maximum [Percent]	13.50%
Asset Based Charge [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Asset Based Charge for Base Face Amount(5) Policy without Enhanced Cash Surrender Value Rider
Other Annual Expense (of Other Amount), Maximum [Percent]	0.90%
Other Annual Expense (of Other Amount), Current [Percent]	0.30%
Other Annual Expense, Footnotes [Text Block]	For Policies issued on or after March 2, 2026, if you elect the Enhanced Cash Surrender Value Rider, the current asset based charge(s) under your Policy will be increased by a designated multiplier, which varies based on the applicable Enhancement Factor option, subject to a maximum charge of 0.90% of Division value per year. The multiplier will be applied to the asset based charge for the proportionate Base Face Amount and, if elected, the Supplemental Benefit Rider. A higher Enhancement Factor will generally result in higher asset based charges compared to a lower Enhancement Factor. In no case will a multiplier result in a current asset-based charge greater than the maximum charge. There is no multiplier to the asset based charge(s) if the Enhanced Cash Surrender Value Rider has not been elected. For details, see CHARGES AND DEDUCTIONS – Monthly Policy Charge.
Policy With Enhanced Cash Surrender Value Rider (Including 1.20 Charge Multiplier For 25% Enhancement Factor Option) [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.90%
Other Annual Expense (of Other Amount), Maximum [Percent]	0.90%
Other Annual Expense (of Other Amount), Current [Percent]	0.36%
Policy With Enhanced Cash Surrender Value Rider (Including 1.45 Charge Multiplier For 50% Enhancement Factor Option) [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.90%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.22%
Other Annual Expense (of Other Amount), Maximum [Percent]	0.90%
Other Annual Expense (of Other Amount), Current [Percent]	0.44%
Policy With Enhanced Cash Surrender Value Rider (Including 1.65 Charge Multiplier For 75% Enhancement Factor Option) [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.90%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Other Annual Expense (of Other Amount), Maximum [Percent]	0.90%
Other Annual Expense (of Other Amount), Current [Percent]	0.50%
Policy With Enhanced Cash Surrender Value Rider (Including 1.80 Charge Multiplier For 100% Enhancement Factor Option) [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.90%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.27%
Other Annual Expense (of Other Amount), Maximum [Percent]	0.90%
Other Annual Expense (of Other Amount), Current [Percent]	0.54%
Monthly Policy Issue Charge [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Monthly Policy Issue Charge(1)
Other Annual Expense, Representative [Text Block]	Maximum Charge for Representative Insured(2)
Other Annual Expense, Maximum [Dollars]	$ 1.08418
Other Annual Expense, Minimum [Dollars]	$ 0.05467
Supplemental Benefit Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Supplemental Benefit Rider
Optional Benefit Charge, Representative [Text Block]	Maximum Charge for Representative Insured(2)
Optional Benefit Expense, Footnotes [Text Block]	For Policies issued on or after March 2, 2026, if you elect the Enhanced Cash Surrender Value Rider, the current asset based charge(s) under your Policy will be increased by a designated multiplier, which varies based on the applicable Enhancement Factor option, subject to a maximum charge of 0.90% of Division value per year. The multiplier will be applied to the asset based charge for the proportionate Base Face Amount and, if elected, the Supplemental Benefit Rider. A higher Enhancement Factor will generally result in higher asset based charges compared to a lower Enhancement Factor. In no case will a multiplier result in a current asset-based charge greater than the maximum charge. There is no multiplier to the asset based charge(s) if the Enhanced Cash Surrender Value Rider has not been elected. For details, see CHARGES AND DEDUCTIONS – Monthly Policy Charge.
Other Annual Expense, Description [Text Block]	Policy with Supplemental Benefit Rider
Other Annual Expense, Representative [Text Block]	Maximum Charge for Representative Insured(2)
Other Annual Expense, Maximum [Dollars]	$ 1.08418
Other Annual Expense, Minimum [Dollars]	$ 0.00547
Name of Benefit [Text Block]	Supplemental Benefit Rider
Purpose of Benefit [Text Block]	Provides additional insurance (Total Face Amount) at a reduced cost
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
Our approval, under our then current underwriting guidelines, is required to add this rider. The supplemental cost of insurance rate applies. For Policy Dates on or after March 2, 2026, Supplemental Benefit Rider asset based charges also apply.

Name of Benefit [Text Block]	Supplemental Benefit Rider
Operation of Benefit [Text Block]	Under Supplemental Benefit Rider, theal second paragraph is replaced with the following:
There is a supplemental cost of insurance charge for the Net Amount at Risk provided by this rider. The supplemental cost of insurance rate varies depending upon the Insured’s gender, issue age, duration since issue and
Adjustment, tobacco status, and risk classification, and is determined based on, without limitation, our expectations as to our future earnings, expenses, state and federal taxes, mortality and persistency experience, market conditions, and revenue for profit. For Policy Dates before March 2, 2026, the supplemental cost of insurance rate ranges from a maximum of $83.33333 per $1,000 Net Amount at Risk to $0.00062 per $1,000 Net Amount at Risk. For Policy Dates on or after March 2, 2026, the supplemental cost of insurance rate ranges from a maximum of $83.33333 per $1,000 Net Amount at Risk to $0.00374 per $1,000 Net Amount at Risk.
In addition to the supplemental cost of insurance charge, for Policy Dates on or after March 2, 2026, there is an additional asset based charge for the Supplemental Benefit Rider. The maximum asset based charge for the Supplemental Benefit Rider with or without the Enhanced Cash Surrender Value Rider will always be 0.90% of the Division value per year. The current asset-based charge will be increased by a multiplier if the Enhancement Cash Surrender Value Rider has been elected, depending on the applicable Enhancement Factor option and subject to the maximum charge. See SUMMARY: FEE TABLES and CHARGES AND DEDUCTIONS for additional information about asset based charges under the Policy.

Net Policy Loan Charge( [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Net Policy Loan Charge(3)
Other Annual Expense, When Deducted [Text Block]	annually (accrued daily)
Other Annual Expense (of Other Amount), Maximum [Percent]	1.00%
Other Annual Expense (of Other Amount), Current [Percent]	1.00%
Other Annual Expense, Footnotes [Text Block]	The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.This charge decreases after Policy Year ten.
Policy Without Enhanced Cash Surrender Value Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.90%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Policy ith Enhanced Cash Surrender Value Rider (including 1.20 Charge Multiplier For 25% Enhancement Factor Option) [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.18%
Cost of Supplemental Insurance Charge [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense, Maximum [Dollars]	$ 83.33333
Optional Benefit Expense, Minimum [Dollars]	$ 0.00374
Enhanced Cash Surrender Value Rider [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Enhanced Cash Surrender Value Rider
Purpose of Benefit [Text Block]	If you surrender a Policy in full, we will pay an amount in addition to the Net Policy Value
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
Underwriting guidelines and plan premium levels determine availability to select the enhanced cash surrender options. Contact your registered representative for more information.
Election will generally result in higher asset based charges.

Name of Benefit [Text Block]	Enhanced Cash Surrender Value Rider
Operation of Benefit [Text Block]	Under the subsection Enhanced Cash Surrender Value Rider, the last three paragraphs (including the Additional Amount table) are replaced with the following:
The Enhanced Cash Surrender Value Rider benefit is equal to the additional amount shown in the applicable table below, multiplied by the Enhancement Factor. There are four Enhancement Factor options available - 25%, 50%, 75%, or 100%. Underwriting guidelines and plan premium levels determine availability to select these options. Higher Enhancement Factors are available for relatively larger plan premium levels. Contact your registered representative for more information.
For Policy Dates before March 2, 2026*

Policy Year of Surrender	Additional Amount
1	8.15% of premium received since issue less partial surrenders
2	9.50% of premium received since issue less partial surrenders
3	9.40% of premium received since issue less partial surrenders
4	9.00% of premium received since issue less partial surrenders
5	8.40% of premium received since issue less partial surrenders
6	7.50% of premium received since issue less partial surrenders
7	6.50% of premium received since issue less partial surrenders
8	5.50% of premium received since issue less partial surrenders
9	4.75% of premium received since issue less partial surrenders
10	4.00% of premium received since issue less partial surrenders
11	3.00% of premium received since issue less partial surrenders
12	2.00% of premium received since issue less partial surrenders
13	0.90% of premium received since issue less partial surrenders
14+	0.00% of premium received since issue less partial surrenders
*There is no initial cost to purchase this rider, however, your Policy Value will be impacted because a higher current asset based charge will be deducted from your Policy Value with 100% Enhancement Factor as compared to a Policy issued without this rider. This higher current asset based charge will continue even if this rider terminates.

For Policy Dates on or after March 2, 2026**

Policy Year of Surrender	Additional Amount
1	8.00% of premium received since issue less partial surrenders
2	7.20% of premium received since issue less partial surrenders
3	6.50% of premium received since issue less partial surrenders
4	5.75% of premium received since issue less partial surrenders
5	5.10% of premium received since issue less partial surrenders
6	4.50% of premium received since issue less partial surrenders
7	3.90% of premium received since issue less partial surrenders
8	2.95% of premium received since issue less partial surrenders
9	1.90% of premium received since issue less partial surrenders
10	0.90% of premium received since issue less partial surrenders
11	0.00% of premium received since issue less partial surrenders
12	0.00% of premium received since issue less partial surrenders
13	0.00% of premium received since issue less partial surrenders
14+	0.00% of premium received since issue less partial surrenders
**There is no initial cost to purchase this rider, however, the current asset based charge(s) under the Policy will be increased, subject to a maximum charge of 0.90% of Division value per year, based on a designated multiplier, which varies based on the applicable Enhancement Factor option. The multiplier will be applied to the asset based charge for the proportionate Base Face Amount and, if elected, the Supplemental Benefit Rider. The higher current asset based charge(s) will continue even if this rider terminates.